Disclosure of financial instruments and management of financial risks - Additional information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2019 EUR (€) $ / €	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of fair value measurement of assets [line items]
Exchange rate | $ / €	1.2271	1.1234
Net exposure			$ 95,311	€ 77,669	$ 34,400	€ 30,656
Pre-tax loss if EUR weakened	€ 8,630	€ 3,406
Post-tax loss if EUR weakened	€ 6,116	2,414
Percentage of EUR weakened	10.00%
Percentage of EUR strengthened	10.00%
Pre-tax loss if EUR strengthened	€ 7,061	2,787
Post-tax loss if EUR strengthened	€ 5,004	1,975
Percentage of Interest higher	1.00%
Net loss before tax	€ 13,226	€ 307
Level-2
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss				€ 821		€ 848